GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

The following table sets forth the breakdown of our administrative expenses for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	HKD	HKD	HKD

Accounting fee	$24,000	$113,000	$126,100
Bank charges	3,760	72,270	247,541
Insurance expenses	30,376	356,788	800,856
Staff payroll costs	232,956	1,411,500	2,961,887
Listing fees	-	3,503,862	1,304,782
Legal and professional fees	-	188,842	12,186,393
Travelling expenses	-	172,228	146,531
Marketing fee for events	-	541,965	3,015,534
Office expenses	329,360	296,346	1,261,960
Share-based payment	-	-	37,834,916
Variable lease payments	-	216,036	344,208
Sundries	45,834	446,617	352,362
Total:	$666,286	$7,319,454	$60,583,070